Post-employment benefits for associates (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 23,614
Benefit obligation at end of period	23,210	$ 23,614
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	19,225
Fair value of plan assets at end of period	20,275	19,225
Funded status	(2,935)	(4,389)
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	23,614	23,402
Current service cost	422	437
Interest cost	330	390
Past service cost and settlements	(1,226)	(73)
Administrative expenses	27	29
Remeasurement losses/(gains) arising from changes in financial assumptions	11	1,299
Remeasurement (gains) arising from changes in demographic assumptions	(26)	(7)
Experience-related remeasurement losses/(gains)	47	117
Currency translation effects	1,138	(896)
Benefit payments	(1,300)	(1,250)
Contributions of associates	207	207
Effect of acquisitions, divestments or transfers	(34)	(41)
Benefit obligation at end of period	23,210	23,614
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	19,225	19,536
Interest income	236	293
Return on plan assets excluding interest income	1,429	742
Currency translation effects	909	(757)
Novartis Group contributions	579	542
Contributions of associates	207	207
Settlements	(995)	(77)
Benefit payments	(1,300)	(1,250)
Effect of acquisitions, divestments or transfers	(15)	(11)
Fair value of plan assets at end of period	20,275	19,225
Funded status	(2,935)	(4,389)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(54)	(50)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	(30)
Interest income on limitation of fund surplus	(5)	(4)
Limitation on recognition of fund surplus at end of period	(89)	(54)
Net liability in the balance sheet at end of period	(3,024)	(4,443)	$ (3,916)
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	1,158	1,132
Current service cost	34	35
Interest cost	44	48
Past service cost and settlements	(10)
Remeasurement losses/(gains) arising from changes in financial assumptions	32	46
Remeasurement (gains) arising from changes in demographic assumptions	(9)	(26)
Experience-related remeasurement losses/(gains)	(87)	(33)
Currency translation effects	5	7
Benefit payments	(51)	(51)
Effect of acquisitions, divestments or transfers	(1)
Benefit obligation at end of period	1,115	1,158
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	153	172
Interest income	5	6
Return on plan assets excluding interest income	12	(1)
Novartis Group contributions	43	27
Benefit payments	(51)	(51)
Fair value of plan assets at end of period	162	153
Funded status	(953)	(1,005)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	$ (953)	$ (1,005)	$ (960)